Segment Information - Schedule of Geographical Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets [abstract]
Total non-current assets	$ 21,124,011	$ 20,367,567
ROC [member]
Non-current assets [abstract]
Total non-current assets	21,120,719	20,360,166
PRC [member]
Non-current assets [abstract]
Total non-current assets	2,861	1,279
Others [Member]
Non-current assets [abstract]
Total non-current assets	$ 431	$ 6,122